UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[ ]	is a restatement.
	[ ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Perseus, L.L.C.

Address:	2099 Pennsylvania Avenue, N.W., Suite 900

Washington, D.C. 20006

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rodd Macklin

Title:	Chief Financial Officer, Treasurer and Secretary

Phone:	(202) 452-0101

Signature, Place, and Date of Signing:

/s/ RODD MACKLIN	Washington, D.C	February 14, 2002

[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$177,697

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4		COLUMN 5

				SHRS OR	SH/
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$)	PRN AMT	PRN

Alkermes, Inc.	Common	01642T108	$757	29,500	SH
Allos Therapeutics, Inc.	Common	019777101	$2,917	420,300	SH
Alteon, Inc.	Common	02144G107	$355	115,000	SH
Atherogenics, Inc.	Common	047439104	$211	47,500	SH
Beacon Power Corp.	Common	073677106	$9,219	7,091,554	SH
Caremark RX, Inc.	Common	141705103	$201	15,000	SH
Cell Genesys, Inc.	Common	150921104	$313	13,472	SH
Cell Pathways Inc.	Common	15114R101	$73	10,526	SH
CollaGenex Pharmaceuticals Inc.	Common	19419B100	$2,580	319,000	SH
Connetics Corporation	Common	208192104	$4,710	395,781	SH
Cubist Pharmaceuticals, Inc.	Common	229678107	$1,080	30,000	SH
Curis, Inc.	Common	231269101	$1,537	274,011	SH
Curon Medical, Inc.	Common	231292103	$130	48,000	SH
Dendreon Corporation	Common	24823Q107	$8,786	872,525	SH
Diversa Corporation	Common	255064107	$11,558	816,823	SH
Esperion Therapeutics, Inc.	Common	29664R106	$3,148	428,300	SH
Exelixis, Inc.	Common	30161Q104	$14,390	869,750	SH
Gene Logic Inc.	Common	368689105	$2,614	138,767	SH
Gliatech Inc.	Common	37929C103	$237	278,484	SH
Guilford Pharmaceuticals Inc.	Common	401829106	$983	90,500	SH

[Additional columns below]

[Continued from above table, first column(s) repeated]

COLUMN 5	COLUMN 6	COLUMN 7	COLUMN 8

PUT/	INVESTMENT	OTHER	VOTING AUTHORITY
CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE

	DEFINED		29,500
	DEFINED		420,300
	DEFINED		115,000
	DEFINED		47,500
	DEFINED		7,091,554
	DEFINED		15,000
	DEFINED		13,472
	DEFINED		10,526
	DEFINED		319,000
	DEFINED		395,781
	DEFINED		30,000
	DEFINED		274,011
	DEFINED		48,000
	DEFINED		872,525
	DEFINED		816,823
	DEFINED		428,300
	DEFINED		869,750
	DEFINED		138,767
	DEFINED		278,484
	DEFINED		90,500

     [Repeat as necessary]

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5

				SHRS OR
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$)	PRN AMT

InSite Vision Incorporated	Common	457660108	$1,921	1,043,845
IntraBiotics Pharmaceuticals, Inc.	Common	46116T100	$3,345	1,225,209
La Jolla Pharmaceutical Company	Common	503459109	$9,237	1,033,265
Landec Corporation	Common	514766104	$945	252,048
The Medicines Company	Common	584688105	$481	41,500
Neurobiological Technologies, Inc.	Common	64124W106	$2,824	553,750
Neurocrine Biosciences, Inc.	Common	64125C109	$1,201	23,500
NPS Pharmaceuticals Inc.	Common	62936P103	$653	19,500
Oxford GlykoSciences Plc	Sponsored ADR	691464101	$4,436	474,698
Pfizer Inc.	Common	717081103	$640	15,000
Proton Energy Systems Inc.	Common	74371K101	$5,893	714,286
Sciclone Pharmaceuticals Inc.	Common	80862K104	$3,774	1,257,860
Synaptic Pharmaceutical Corporation	Common	87156R109	$1,038	172,500
Targeted Genetics Corporation	Common	87612M108	$542	200,000
Texas Biotechnology Corporation	Common	88221T104	$5,509	847,500
Trimeris Inc.	Common	896263100	$736	19,500

[Additional columns below]

[Continued from above table, first column(s) repeated]

COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8

SH/	PUT/	INVESTMENT	OTHER	VOTING AUTHORITY
PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE

SH		DEFINED		1,043,845

SH		DEFINED		1,225,209
SH		DEFINED		1,033,265
SH		DEFINED		252,048
SH		DEFINED		41,500
SH		DEFINED		553,750
SH		DEFINED		23,500
SH		DEFINED		19,500
SH		DEFINED		474,698
SH		DEFINED		15,000
SH		DEFINED		714,286
SH		DEFINED		1,257,860
SH		DEFINED		172,500
SH		DEFINED		200,000
SH		DEFINED		847,500
SH		DEFINED		19,500

     [Repeat as necessary]

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4		COLUMN 5

				SHRS OR	SH/
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$)	PRN AMT	PRN
Tularik, Inc.	Common	899165104	$306	12,500	SH
Versicor, Inc.	Common	925314106	$783	38,500	SH
ViroPharma Incorporated	Common	928241108	$23,686	1,032,043	SH
Axcan Pharma Inc.	Common	054923107	$35,500	2,500,000	SH
CollaGenex Pharmaceuticals, Inc.	Common	19419B100	$8,100	1,000,000	SH
Valentis, Inc.	Common	91913E104	$348	112,387	SH

[Additional columns below]

[Continued from above table, first column(s) repeated]

COLUMN 5	COLUMN 6	COLUMN 7	COLUMN 8

PUT/	INVESTMENT	OTHER	VOTING AUTHORITY
CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
	DEFINED		12,500
	DEFINED		38,500
	DEFINED		1,032,043
	OTHER			2,500,000

	OTHER			1,000,000
	OTHER			112,387

     [Repeat as necessary]